Fair Value Measurements - Schedule of Fair Value Measurement of Liabilities Using Unobservable Inputs Reconciliation (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SAFE Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	$ 0	$ 0	$ 0	$ 4,655
Issuance of convertible notes				3,416
Change in estimated fair value of financial instruments				251
Conversion of ASAs into common stock				(5,667)
Conversion of SAFEs into series seed preferred stock				(2,655)
Fair value, ending balance			0	0
Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	4,270	0	0	2,546
Issuance of convertible notes	0	5,902	10,303	14,620
Change in estimated fair value of financial instruments	252	24	107	(5,193)
Conversion of convertible notes into Series A preferred stock			(5,926)	(10,026)
Conversion of convertible notes into common stock	(4,521)
Conversion of SAFEs into series seed preferred stock				(1,947)
Conversion of convertible notes into Series A preferred stock		(5,926)
Fair value, ending balance	0	0	4,270	0
Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	3,004	$ 0	0
Issuance of convertible notes	0		3,482
Change in estimated fair value of financial instruments	(2,266)		(478)
Exercise of stock warrants	(738)
Fair value, ending balance	$ 0		$ 3,004	$ 0